 MUTUALHEDGE EVENT DRIVEN LEGENDS FUND

MUTUALHEDGE EQUITY LONG-SHORT LEGENDS FUND

MUTUALHEDGE FRONTIER LEGENDS FUND

each, a series of NORTHERN LIGHTS FUND TRUST

Supplement dated April 29, 2011, to the

Prospectus and Statement of Additional Information dated February 1, 2011.

The section entitled: “Portfolio Holdings Disclosure” located on page 17 of the Prospectus for the MutualHedge Frontier Legends Fund is hereby amended to read as follows:

Portfolio Holdings Disclosure: The Fund will publish a schedule of its 10 largest portfolio holdings, which may include the Subsidiary’s holdings, as of the last calendar day of each of January, April, July and October on its website at www.mutualhedege.com generally within 10 business days. This information will remain on the website until new information for the next quarter is posted, or at least until the Fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

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The following paragraph is hereby added to the section entitled: “PORTFOLIO HOLDINGS DISCLOSURE” located on pages 41 and 42 of the Statement of Additional Information:

The Frontier Fund will publish a schedule of its 10 largest portfolio holdings, which may include the Subsidiary’s holdings, as of the last calendar day of each of January, April, July and October on its website at www.mutualhedege.com generally within 10 business days. This information will remain on the website until new information for the next quarter is posted, or at least until the Fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.  If and when either, the Event Driven Fund and the Long-Short Fund commence operations, they will follow substantially similar procedures.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, dated February 1, 2011, which provide information that you should know about the Funds before investing.  These documents are available upon request and without charge by calling the Funds toll-free at 1-888-643-3431.

Please retain this Supplement for future reference.